FAIR VALUE OF ASSETS AND LIABILITIES - Level 3 Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Carrying value, beginning of period	$ 0	$ 0
Purchases	4,000	0
Net realized gains	247	0
Carrying value, end of period	$ 4,247	$ 0